EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND Supplement to Prospectus dated March 1, 2010

1.   The following replaces "Portfolio Manager." under "Management" in "Fund Summaries - Eaton Vance Tax-Managed Multi-Cap Growth Fund":

Portfolio Managers

Kwang Kim, Vice President of BMR, has managed the Portfolio since 2010.

Gerald I. Moore, Vice President of BMR, has managed the Portfolio since 2010.

G. R. Nelson, Vice President of BMR, has managed the Portfolio since 2010.

2.   The following replaces the second paragraph under "Tax-Managed Multi-Cap Growth Portfolio." under "Management and Organization":

Kwang Kim, Gerald I. Moore and G. R. Nelson are the portfolio managers of Tax-Managed Multi-Cap Growth Portfolio (since November 2010). Messrs. Kim and Nelson are Vice Presidents of Eaton Vance and BMR and have been analysts at Eaton Vance for more than five years. Mr. Moore joined Eaton Vance in November 2010 and is currently a Vice President of Eaton Vance and BMR. Prior to joining Eaton Vance, Mr. Moore was Managing Director/Senior Portfolio Manager (2007-2010) and Senior Vice President/Senior Portfolio Manager (2002-2006) at Putnam Investments.

November 1, 2010	4862-11/10	TMCOMBPS2

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND Supplement to Statement of Additional Information dated March 1, 2010

The following replaces information on Arieh Coll and Tax-Managed Multi-Cap Growth Portfolio under "Portfolio Managers." in "Investment Advisory and Administrative Services":

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts	Paying a Performance Fee	Paying a Performance Fee

Kwang Kim*
Registered Investment Companies	0	$ 0	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0

Gerald I. Moore*
Registered Investment Companies	0	$ 0	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0

G. R. Nelson*
Registered Investment Companies	0	$ 0	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0

*	Information is as of August 31, 2010. Messrs. Kim, Moore and Nelson became portfolio managers of the Portfolio on November 1, 2010.

The following table shows the dollar range of shares of a Fund beneficially owned by its portfolio managers as of August 31, 2010 and in all Eaton Vance Funds as of December 31, 2009. Interests in a Portfolio cannot be purchased by a portfolio manager.

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds

Tax-Managed Multi-Cap
Growth Fund
Kwang Kim	None	$100,001 - $500,000
Gerald I. Moore	None	$0
G. R. Nelson	None	$100,001 - $500,000

November 1, 2010